Shareholders' Equity (Information About Share Options) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	1,653,434
Number exercisable	725,466
Weighted average remaining contractual life in years	5 years 2 months 16 days
Exercise price 0-2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 0
Exercise price, maximum | $ / shares	$ 2
Number of outstanding options	597,500
Number exercisable	62,706
Weighted average remaining contractual life in years	6 years 2 months 23 days
Exercise price 3-5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 3
Exercise price, maximum | $ / shares	$ 5
Number of outstanding options	1,055,934
Number exercisable	662,760
Weighted average remaining contractual life in years	4 years 7 months 21 days